Accounting policies - Summary of IFRS 17 on Provisions (Detail) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure in tabular form of the estimated impact of international financial reporting standard seventeen on certain items in the income statement [line items]
Provisions	$ (53)	$ (49)
Provisions	(43)	(41)
Net assets	(1,608)	$ (1,474)
IFRS 17 [member] | Estimated impact had the requirement of the accounting standard been followed [member]
Disclosure in tabular form of the estimated impact of international financial reporting standard seventeen on certain items in the income statement [line items]
Provisions	9
Insurance liabilities	(9)
Provisions	23
Insurance liabilities	(23)
Net assets	$ 0